SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Tax-Managed Small Cap Fund
Enhanced Income Fund

Supplement Dated September 28, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap and Enhanced Income Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Growth Fund, the text relating to Goldman Sachs Asset Management is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Large Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Goldman Sachs Asset Management is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Century Capital Management, LLC	Donald M. Bisson	Since 2008	Partner, Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Century Capital Management, LLC: Century Capital Management, LLC (Century), located at 100 Federal Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Donald M. Bisson is responsible for the day-to-day management of the portion of the Tax-Managed Small Cap Fund's assets allocated to Century. Mr. Bisson joined Century in 2008 as a Partner and Portfolio Manager. Prior to joining Century, he was a portfolio manager for Evergreen Investments for 12 years.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

Changes in Sub-Advisers for the Enhanced Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Enhanced Income Fund, the text relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

In addition, in the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-690 (9/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Enhanced Income Fund

Supplement Dated September 28, 2010
to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Growth and Enhanced Income Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Growth Fund, the text relating to Goldman Sachs Asset Management is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Large Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Goldman Sachs Asset Management is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Changes in Sub-Advisers for the Enhanced Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Enhanced Income Fund, the text relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

In addition, in the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-691 (9/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Tax-Managed Small Cap Fund
Enhanced Income Fund

Supplement Dated September 28, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap and Enhanced Income Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Growth Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Growth Fund, the text relating to Goldman Sachs Asset Management is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Large Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Goldman Sachs Asset Management is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Century Capital Management, LLC	Donald M. Bisson	Since 2008	Partner, Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Century Capital Management, LLC: Century Capital Management, LLC (Century), located at 100 Federal Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Donald M. Bisson is responsible for the day-to-day management of the portion of the Tax-Managed Small Cap Fund's assets allocated to Century. Mr. Bisson joined Century in 2008 as a Partner and Portfolio Manager. Prior to joining Century, he was a portfolio manager for Evergreen Investments for 12 years.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

Changes in Sub-Advisers for the Enhanced Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Enhanced Income Fund, the text relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

In addition, in the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-692 (9/10)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated September 28, 2010
to the Class Y Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-693 (9/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Tax-Managed Small Cap Fund
Enhanced Income Fund

Supplement Dated September 28, 2010
to the Statement of Additional Information ("SAI") Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap and Enhanced Income Funds.

Change in Sub-Advisers for the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Goldman Sachs Asset Management's management of the Large Cap Growth Fund are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

BROWN INVESTMENT ADVISORY INCORPORATED—Brown Investment Advisory Incorporated ("Brown Advisory") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. Brown Advisory is the principal investment arm of Brown Advisory Holdings Incorporated. Brown Advisory is an S corporation, incorporated in Maryland.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Goldman Sachs Asset Management's management of the Large Cap Growth Fund are hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

Brown Advisory

Compensation.  SIMC pays Brown Advisory a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between Brown Advisory and SIMC. Brown Advisory pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended June 30, 2010.

The portfolio manager of the sub-adviser receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the sub-adviser's management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the sub-adviser's business. When evaluating a portfolio manager's performance the sub-adviser compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1,3, and 5 year periods.

Accounts managed in the large-cap growth equity strategy are typically compared to the Russell 1000 Growth Index.

All portions of a portfolio manager's compensation package are paid by the sub-adviser and not by any client account.

Ownership of Fund Shares.  As of June 30, 2010, Brown Advisory's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

Other Accounts.  As of June 30, 2010, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, Mr. Stuzin was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Kenneth M. Stuzin, CFA	3	$1,164,959	2	$51,331	37	$329,595

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Sub-Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows.

The sub-adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Funds may abuse their fiduciary duties to the Funds.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the sub-adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

There are no other changes in the portfolio management of the Large Cap, Large Cap Growth or Tax-Managed Large Cap Funds.

Changes in Sub-Advisers for the Tax-Managed Small Cap Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the following is hereby added in the appropriate alphabetical order thereof:

CENTURY CAPITAL MANAGEMENT, LLC—Century Capital Management, LLC ("Century") serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap Fund. Century was founded in 1992 as a Delaware limited liability company and is 100% employee owned. Managing Partners Alexander L. Thorndike and Davis R. Fulkerson each own a controlling interest in the firm.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following is hereby added in the appropriate alphabetical order thereof:

Century

Compensation. SIMC pays Century a fee based on the assets under management of the Tax-Managed Small Cap Fund as set forth in an investment sub-advisory agreement between Century and SIMC. Century pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small Cap Fund. The following information relates to the period ended June 30, 2010.

Portfolio Manager Donald M. Bisson receives a compensation package that includes a base salary and annual bonus. In addition, as an equity owner of Century, he receives periodic distributions of the firm's profits. Mr. Bisson's base salary is determined annually and reflects his level of experience and his responsibilities and tenure at Century. His annual bonus is based primarily on a percentage of the revenues earned by Century for providing investment advisory services to the funds and other accounts for which he serves as portfolio manager. This revenue-based incentive, which is directly related to the asset levels of the funds and accounts that he manages, can represent a significant portion of Mr. Bisson's overall compensation. A portion of the bonus is linked to the performance of each fund and account compared to the Russell 2500 Growth Index over a one year period. The portion of the bonus related to the Tax-Managed Small Cap Fund is linked to the gross pre-tax performance of the assets managed by Century.

Ownership of Fund Shares. As of June 30, 2010, Mr. Bisson did not own beneficially shares of the Tax-Managed Small Cap Fund.

Other Accounts. As of June 30, 2010, in addition to the Tax-Managed Small Cap Fund, Mr. Bisson was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Donald Bisson	0	$0	1	$916	11	$322,294

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Century recognizes that potential conflicts of interest may arise in connection with the management of multiple accounts, including conflicts related to the knowledge and timing of an account's trades, the selection of brokers, or the allocation of investment opportunities. A portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts that have a higher advisory fee or a performance fee, or to favor accounts in which the portfolio manager has a beneficial interest. To mitigate such potential conflicts, Century has adopted policies and procedures for the allocation of investment opportunities, the aggregation and allocation of trades, the selection of brokers, and the personal trading activities of employees. Century believes that these policies and procedures, combined with the periodic review and testing performed by the compliance staff, protect the interests of all clients.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

Change in Sub-Advisers for the Enhanced Income Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to UBS Global Asset Management (Americas) Inc.'s management of the Enhanced Income Fund are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to UBS Global Asset Management (Americas) Inc.'s management of the Enhanced Income Fund are hereby deleted.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-694 (9/10)